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                         MainStay Plus Variable Annuity
                                  Investing in
                 NYLIAC Variable Annuity Separate Account -III
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          Supplement Dated May 1, 2000 to Prospectus Dated May 1, 2000

        This supplement describes an administrative change to the MainStay Plus Variable Annuity policies that New York Life Insurance and Annuity Corporation ("NYLIAC") offers through banks, thrifts, and saving and loan associations. This supplement provides information that you should know before you invest in the policies. You should read this supplement carefully and retain it for future reference. This supplement is not valid unless it is accompanied by a current prospectus for the policies. The terms we use in this supplement have the same meanings as in the prospectus for the policies.

        If you purchase your policy through a bank, thrift, and saving and loan association, the telephone number and/or address that appears in (i) the fifth paragraph on the cover page of the prospectus, (ii) the answer to Question 16 "How do I contact MainStay Annuities or NYLIAC?" on page 16 of the prospectus,
(iii) the first paragraph of the section entitled "Procedures for Telephone Transactions" on page 24 of the prospectus and (iv) the request for a Statement of Additional Information on page 42 of the prospectus, is considered deleted in its entirety and replaced with the following address and/or telephone number, as appropriate:

               Address:      For Delivery via Regular Mail:
                             MAINSTAY ANNUITIES
                             P.O. Box 13886
                             Newark, New Jersey 07188-0886

                             For Delivery Via Overnight Courier:
                             MAINSTAY ANNUITIES (Box 13886)
                             300 Harmon Meadow Boulevard 3rd floor
                             Secaucus, New Jersey 07904

               Telephone Number: (800) 762-6212

In addition, the footnote on the cover page and the first two sentences of the fourth full paragraph of "Policy Application and Premium Payment" on page 24 are replaced by:

You may allocate initial premiums and thereafter may maintain the Accumulation Value in 26 Allocation Alternatives and the DCA Advantage Plan Accounts inclusively.

        You should direct your inquiries and premium payments to the address and/or telephone number listed above, as appropriate.




                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                            (A DELAWARE CORPORATION)
                                51 MADISON AVENUE
                            NEW YORK, NEW YORK 10010



                                                               MPVA-SUPPOAS-5/00